Shareholder Report, Holdings (Details)	Dec. 31, 2025
Fidelity Pennsylvania Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Pennsylvania Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity Pennsylvania Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Pennsylvania Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Pennsylvania Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Pennsylvania Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Pennsylvania Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Pennsylvania Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Pennsylvania Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Pennsylvania Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Fidelity Pennsylvania Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Pennsylvania Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Pennsylvania Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Pennsylvania Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Pennsylvania Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Ohio Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Ohio Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Ohio Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Ohio Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Ohio Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Ohio Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Ohio Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Fidelity Ohio Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Ohio Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity Ohio Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Ohio Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Ohio Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Ohio Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Ohio Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Fidelity Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Fidelity Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Fidelity Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Municipal Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Municipal Income Fund - Class Z | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Municipal Income Fund - Class Z | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Municipal Income Fund - Class Z | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Municipal Income Fund - Class Z | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Municipal Income Fund - Class Z | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Municipal Income Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Fidelity Advisor Municipal Income Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor Municipal Income Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Municipal Income Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Municipal Income Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Municipal Income Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Municipal Income Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Municipal Income Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Fidelity Advisor Municipal Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Fidelity Advisor Municipal Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Municipal Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Municipal Income Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Municipal Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Municipal Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Municipal Income Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Municipal Income Fund - Class M | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Municipal Income Fund - Class M | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Municipal Income Fund - Class M | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Municipal Income Fund - Class M | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Municipal Income Fund - Class M | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Municipal Income Fund - Class M | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Fidelity Advisor Municipal Income Fund - Class M | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor Municipal Income Fund - Class M | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Municipal Income Fund - Class M | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Municipal Income Fund - Class M | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Municipal Income Fund - Class M | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Municipal Income Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Municipal Income Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Fidelity Advisor Municipal Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Fidelity Advisor Municipal Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Municipal Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Municipal Income Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Municipal Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Municipal Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Municipal Income Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Municipal Income Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Municipal Income Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Municipal Income Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Municipal Income Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Municipal Income Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Municipal Income Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Fidelity Advisor Municipal Income Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor Municipal Income Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Municipal Income Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Municipal Income Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Municipal Income Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Municipal Income Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Municipal Income Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Fidelity Advisor Municipal Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Fidelity Advisor Municipal Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Municipal Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Municipal Income Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Municipal Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Municipal Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Municipal Income Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Municipal Income Fund - Class C | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Municipal Income Fund - Class C | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Municipal Income Fund - Class C | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Municipal Income Fund - Class C | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Municipal Income Fund - Class C | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Municipal Income Fund - Class C | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Fidelity Advisor Municipal Income Fund - Class C | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor Municipal Income Fund - Class C | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Municipal Income Fund - Class C | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Municipal Income Fund - Class C | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Municipal Income Fund - Class C | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Municipal Income Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Municipal Income Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Fidelity Advisor Municipal Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Fidelity Advisor Municipal Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Municipal Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Municipal Income Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Municipal Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Municipal Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Municipal Income Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Municipal Income Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Municipal Income Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Municipal Income Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Municipal Income Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Municipal Income Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Municipal Income Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Fidelity Advisor Municipal Income Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor Municipal Income Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Advisor Municipal Income Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Advisor Municipal Income Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Municipal Income Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Municipal Income Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Municipal Income Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Fidelity Advisor Municipal Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Fidelity Advisor Municipal Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Municipal Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Municipal Income Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Municipal Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Municipal Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Municipal Income Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Minnesota Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Minnesota Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Minnesota Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Minnesota Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Minnesota Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Minnesota Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Minnesota Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Minnesota Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Minnesota Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	52.40%
Fidelity Minnesota Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Minnesota Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Minnesota Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Minnesota Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Minnesota Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Michigan Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Fidelity Michigan Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Michigan Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Michigan Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Michigan Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Michigan Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Michigan Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Michigan Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Michigan Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	46.90%
Fidelity Michigan Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Fidelity Michigan Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Michigan Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Michigan Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Michigan Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Limited Term Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Limited Term Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Limited Term Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Limited Term Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Limited Term Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Limited Term Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Fidelity Limited Term Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Limited Term Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Limited Term Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Limited Term Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Limited Term Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Limited Term Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Limited Term Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Fidelity Limited Term Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Limited Term Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Limited Term Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Limited Term Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Limited Term Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	44.70%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Municipal Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Flex Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Flex Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Flex Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Flex Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Flex Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Flex Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Fidelity Flex Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Flex Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Flex Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Flex Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Flex Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Flex Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Flex Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Flex Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Fidelity Flex Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Fidelity Flex Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Flex Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Flex Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Flex Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Flex Municipal Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex Conservative Income Municipal Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Flex Conservative Income Municipal Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Flex Conservative Income Municipal Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Flex Conservative Income Municipal Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Flex Conservative Income Municipal Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Flex Conservative Income Municipal Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity Flex Conservative Income Municipal Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity Flex Conservative Income Municipal Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Flex Conservative Income Municipal Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Flex Conservative Income Municipal Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Flex Conservative Income Municipal Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Flex Conservative Income Municipal Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Flex Conservative Income Municipal Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Flex Conservative Income Municipal Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Fidelity Flex Conservative Income Municipal Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Fidelity Flex Conservative Income Municipal Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Flex Conservative Income Municipal Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Flex Conservative Income Municipal Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Conservative Income Municipal Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Conservative Income Municipal Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Conservative Income Municipal Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Conservative Income Municipal Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Conservative Income Municipal Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Conservative Income Municipal Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Conservative Income Municipal Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Conservative Income Municipal Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Conservative Income Municipal Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Conservative Income Municipal Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Conservative Income Municipal Bond Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Conservative Income Municipal Bond Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Conservative Income Municipal Bond Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Conservative Income Municipal Bond Fund | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Conservative Income Municipal Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Conservative Income Municipal Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Conservative Income Municipal Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	43.80%
Fidelity Conservative Income Municipal Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Conservative Income Municipal Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Conservative Income Municipal Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	43.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	43.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	43.80%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%